Prepayment and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Prepaid Expenses and Other Current Assets Table [Abstract]
Schedule of prepayment and other current assets
	September 30,	December 31,
	2021	2020
Prepaid expenses	$50,531	$54,466
Note receivable (1)	-	400,000
Advance deposit for intent acquisition (2)	4,937,664	4,937,664
Prepaid input VAT	834,608	-
Deposits and others	26,523	28,786
Total prepayment and other current assets	$5,849,326	$5,420,916